Segment Information - Additions to Property, Plant, and Equipment and intangible Assets and Contractual assets with customers – exclusive rights (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Income before financial result, income and social contribution taxes		R$ 1,769,380		R$ 1,501,929		R$ 2,038,528
Financial result, net		(762,732)		(550,348)	[1]	(673,351)	[1]
Profit before income and social contribution taxes		1,006,648		951,581		1,365,177
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)		1,276,371		914,700		858,210
Asset retirement obligation – fuel tanks		451		163		290
Capitalized borrowing costs		10,013		9,385		25,890
Total investments in PP&E and intangible assets (cash flow)		1,265,907		905,152		832,030
Addition on contractual assets with customers – exclusive rights		689,986		549,085		330,068
Ultragaz [member]
Disclosure of operating segments [line items]
Income before financial result, income and social contribution taxes		470,148		494,160		368,969
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)		367,021		309,083		249,784
Addition on contractual assets with customers – exclusive rights				5,703
Ipiranga [member]
Disclosure of operating segments [line items]
Income before financial result, income and social contribution taxes		1,297,531		914,500		1,663,113
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)		550,874		338,848		370,864
Addition on contractual assets with customers – exclusive rights		689,986		543,382		330,068
Ultracargo [member]
Disclosure of operating segments [line items]
Income before financial result, income and social contribution taxes		294,153		252,151		84,541
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)		316,873		218,898		217,377
Abastece Aí [member]
Disclosure of operating segments [line items]
Income before financial result, income and social contribution taxes		(95,006)		(28,966)
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)		35,460		15,434
Subtotal Segments [member]
Disclosure of operating segments [line items]
Income before financial result, income and social contribution taxes		1,966,826		1,631,845		2,116,623
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)		1,270,228		882,263		838,025
Others [member]
Disclosure of operating segments [line items]
Income before financial result, income and social contribution taxes		(197,446)	[2],[3]	(129,916)	[2],[3]	(78,095)
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)	[4]	R$ 6,143		R$ 32,437		R$ 20,185

[1]	For further details, see Note 3.c.3.
[2]	Includes in the line “General and administrative” and revenue on disposal of PP&E and intangibles the amount of R$ 154,640 in 2021 (R$ 87,363 in 2020) of expenses related to Ultrapar's holding structure, including the Presidency, Financial Board, Legal Board, Board of Directors and Fiscal Council, Risk, Compliance and Audit Board and Sustainability Board.
[3]	The “Others” column consists of financial income and expenses, income tax and social contribution of the segments, the parent company Ultrapar and the subsidiaries Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and equity of joint ventures of ConectCar, until September 30, 2021 and RPR.
[4]	The “Others” column comprises the parent company Ultrapar (including goodwill from certain acquisitions) and the subsidiaries Serma, Imaven, Ultrapar International, UVC Investimentos and UVC – Fundo de investimento.